Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Table
Year	Summary Compensation Table Total for PEO (a) (c)	Compensation Actually Paid to PEO (a) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (b) (c)	Average Compensation Actually Paid to Non-PEO NEOs (b) (c)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (d)	Net Income (Loss) (d)

2023	$538,735	$440,000	$221,163	$175,500	$214.29	$(5,271,000)

2024	$540,742	$440,000	$222,263	$175,500	$457.14	$(6,620,000)

2025	$523,234	$440,000	$222,359	$175,500	$314.29	$(4,560,000)
(a)	PEO in all years presented above is Richard A. Bianco
(b)	Non-PEO NEO’s in all years presented above are John Ferrara and Joseph R. Bianco
(c)
In all years presented above, “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” is the amounts shown in the Summary Table, “Total” column less amounts shown in the “All Other Compensation”, column.

(d)
Due to the nature of the Company’s operations, the Company does not believe there is a correlation between the compensation actually paid to the PEO or the average compensation actually paid to the Non-PEO NEOs to the Company’s cumulative total shareholder return or the Company’s net income (loss) in the periods presented.

Named Executive Officers, Footnote
(a)	PEO in all years presented above is Richard A. Bianco
(b)	Non-PEO NEO’s in all years presented above are John Ferrara and Joseph R. Bianco

PEO Total Compensation Amount	$ 523,234	$ 540,742	$ 538,735
PEO Actually Paid Compensation Amount	$ 440,000	440,000	440,000
Adjustment To PEO Compensation, Footnote
(c)
In all years presented above, “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” is the amounts shown in the Summary Table, “Total” column less amounts shown in the “All Other Compensation”, column.

Non-PEO NEO Average Total Compensation Amount	$ 222,359	222,263	221,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 175,500	175,500	175,500
Adjustment to Non-PEO NEO Compensation Footnote
(c)
In all years presented above, “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” is the amounts shown in the Summary Table, “Total” column less amounts shown in the “All Other Compensation”, column.

Compensation Actually Paid vs. Total Shareholder Return
(d)
Due to the nature of the Company’s operations, the Company does not believe there is a correlation between the compensation actually paid to the PEO or the average compensation actually paid to the Non-PEO NEOs to the Company’s cumulative total shareholder return or the Company’s net income (loss) in the periods presented.

Compensation Actually Paid vs. Net Income
(d)
Due to the nature of the Company’s operations, the Company does not believe there is a correlation between the compensation actually paid to the PEO or the average compensation actually paid to the Non-PEO NEOs to the Company’s cumulative total shareholder return or the Company’s net income (loss) in the periods presented.

Total Shareholder Return Amount	$ 314.29	457.14	214.29
Net Income (Loss)	$ (4,560,000)	$ (6,620,000)	$ (5,271,000)
PEO Name	Richard A. Bianco	Richard A. Bianco	Richard A. Bianco